Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:
					Moody’s Cumulative TSR ($)	Russell 3000 Financial Services Index Cumulative TSR ($)	Net Income ($millions)	MCO EPS for Compensation Purposes ($)(4)

2025	18,082,565	26,294,538	4,959,348	5,415,758	183	216	2,461	14.94
2024	16,966,442	35,252,457	7,127,703	9,311,638	169	187	2,058	12.47
2023	14,387,659	23,499,543	2,887,540	2,635,366	138	144	1,607	9.90
2022	11,619,773	(4,692,319)	3,186,695	(1,700,521)	98	118	1,374	8.57
2021	9,750,157	21,584,082	3,056,066	7,117,461	136	138	2,214	12.29

Company Selected Measure Name	MCO EPS for Compensation Purposes
Named Executive Officers, Footnote	For 2024, other NEOs include Messrs. Steele, Tulenko and West, and Ms Heuland and Ms Sullivan. For 2023, other NEOs include Messrs. Kaye, Goggins, Steele, Tulenko and West and Ms Sullivan. For 2022 and 2021, other NEOs include Messrs. Kaye, Goggins, Tulenko and West.
PEO Total Compensation Amount	$ 18,082,565	$ 16,966,442
PEO Actually Paid Compensation Amount	$ 26,294,538	35,252,457
Adjustment To PEO Compensation, Footnote	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Fauber for 2025 and for 2024, which reflects the correction of an inadvertent scrivener's error on his 2024 pension service cost, are as follows:

	2025 ($)	2024 ($)

Reported SCT Total Compensation	18,082,565	16,966,442
Subtract: Equity Award Values Reported in the SCT	(14,199,983)	(12,699,940)
Add: Year End Fair Value of Equity Awards Granted in the Year	15,556,905	21,059,622
Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	6,375,878	10,074,983
Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	786,012	(104,277)
Subtract: Pension Values Reported in the SCT	(514,370)	(240,561)
Add: Pension Service Cost Attributable to Year	207,531	196,188
Compensation Actually Paid	26,294,538	35,252,457

Non-PEO NEO Average Total Compensation Amount	$ 4,959,348	7,127,703	$ 2,887,540	$ 3,186,695	$ 3,056,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,415,758	9,311,638	2,635,366	(1,700,521)	7,117,461
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted and added in calculating the average “Compensation Actually Paid” for the other NEOs for 2025 and for 2024, which reflects the correction of an inadvertent error calculating the average value of their outstanding equity awards as of the end of 2024, are as follows:

	2025 ($)	2024 ($)

Average Reported SCT Total Compensation	4,959,348	7,127,703
Subtract: Average Equity Award Values Reported in the SCT	(3,087,325)	(5,205,278)
Add: Average Year End Fair Value of Equity Awards Granted in the Year	2,423,712	6,411,982
Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,637,474	1,007,983
Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	177,611	(10,021)
Subtract: Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(561,100)	—
Subtract: Average Pension Values Reported in the SCT	(181,666)	(54,252)
Add: Average Pension Service Cost Attributable to Year	47,704	33,521
Average Compensation Actually Paid	5,415,758	9,311,638

Compensation Actually Paid vs. Total Shareholder Return
As illustrated in the table above and the charts below, the “Compensation Actually Paid” (calculated as required under SEC rules) for the Company’s NEOs over the past five fiscal years has directionally aligned with the Company’s TSR, net income and MCO EPS for Compensation Purposes. For 2022, “Compensation Actually Paid” is a negative number for both Mr. Fauber and the average of the other NEOs. Principally this reflects the impact of the change in Moody’s share price between December 31, 2021, and December 31, 2022 as well as updates to the anticipated performance share payout factors between fiscal year-ends.
Along with Compensation Actually Paid, the chart below outlines our one-year, two-year, three-year, four-year and five-year TSR as compared to the one-year, two-year, three-year, four-year and five-year TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2021:

Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between Compensation Actually Paid and Moody’s net income.
Compensation Actually Paid vs. Company Selected Measure	The chart below illustrates the relationship between Compensation Actually Paid and MCO EPS for Compensation Purposes. (1)Reflects Moody’s “MCO EPS For Compensation Purposes”
Total Shareholder Return Vs Peer Group
As illustrated in the table above and the charts below, the “Compensation Actually Paid” (calculated as required under SEC rules) for the Company’s NEOs over the past five fiscal years has directionally aligned with the Company’s TSR, net income and MCO EPS for Compensation Purposes. For 2022, “Compensation Actually Paid” is a negative number for both Mr. Fauber and the average of the other NEOs. Principally this reflects the impact of the change in Moody’s share price between December 31, 2021, and December 31, 2022 as well as updates to the anticipated performance share payout factors between fiscal year-ends.
Along with Compensation Actually Paid, the chart below outlines our one-year, two-year, three-year, four-year and five-year TSR as compared to the one-year, two-year, three-year, four-year and five-year TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2021:

Tabular List, Table

Performance Measure
MIS Operating Income
MA Operating Income
MA ARR
MCO EPS for Compensation Purposes
MA Cumulative Revenue
MIS Ratings Performance

Total Shareholder Return Amount	$ 183	169	138	98	136
Peer Group Total Shareholder Return Amount	216	187	144	118	138
Net Income (Loss)	$ 2,461,000,000	$ 2,058,000,000	$ 1,607,000,000	$ 1,374,000,000	$ 2,214,000,000
Company Selected Measure Amount	14.94	12.47	9.90	8.57	12.29
Additional 402(v) Disclosure	For each year, “Compensation Actually Paid” reflects the Summary Compensation Table (SCT) total for the CEO, and the average SCT total for the other NEOs, adjusted in accordance with SEC rules, as shown below for 2025. Information on adjustments for prior years are included in our 2024 and 2025 Proxy Statements.
As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the NEOs.
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values of RSUs did not materially differ from those disclosed at the time of the grant. In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year vesting dates, options were valued at each measurement date using a lattice model with the following inputs.
•Stock price: based on the closing stock price on the measurement date. If a mid-year vesting date was not a trading day, the first trading day following the vesting date was used as the measurement date. If a fiscal year-end date was not a trading day (e.g., December 31, 2023), the most recent trading day prior to the fiscal year-end date was used (e.g., December 29, 2023).
•Expected life: based on the original expected life established at grant date, as used for financial reporting purposes, with adjustments to reflect the amount by which the options were in-the-money / out-of-the-money on the relevant measurement date.
•Stock price volatility: based on historical volatility for a trailing term to match the remaining contractual term as of each measurement date.
•Risk-free rate: based on an interpolated U.S. Constant Maturity Treasury yield as of each measurement date.
•Dividend yield: based on the yield as of each measurement date.
	In valuing performance share awards, we calculated the fair value of unearned or earned but unvested awards, based on probable and/or final payout factors, as of the relevant measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name	MIS Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	MA Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	MA ARR
Measure:: 4
Pay vs Performance Disclosure
Name	MCO EPS for Compensation Purposes
Non-GAAP Measure Description	MCO EPS for Compensation Purposes is the Company’s adjusted diluted EPS. The Company selected MCO EPS for Compensation Purposes as the company-selected measure because, as the main metric in the performance share program, it is the most important financial performance metric for executive compensation purposes. Refer to the Company’s Annual Reports on Form 10-K filed in respect of the years ended December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025, for a reconciliation of diluted EPS to adjusted diluted EPS for each year shown.
Measure:: 5
Pay vs Performance Disclosure
Name	MA Cumulative Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	MIS Ratings Performance
Robert Fauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,082,565	$ 16,966,442	$ 14,387,659	$ 11,619,773	$ 9,750,157
PEO Actually Paid Compensation Amount	26,294,538	35,252,457	$ 23,499,543	$ (4,692,319)	$ 21,584,082
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,199,983)	(12,699,940)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(514,370)	(240,561)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,531	196,188
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,556,905	21,059,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,375,878	10,074,983
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	786,012	(104,277)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,087,325)	(5,205,278)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,666)	(54,252)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,704	33,521
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,423,712	6,411,982
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,637,474	1,007,983
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,611	(10,021)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (561,100)	$ 0